Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision (benefit) for income taxes
	2021	2020
Current (benefit) provision
Federal	$-	$-
State	-	-
Total Current	-	-

Deferred (benefit) provision
Federal	$3,724	$3,724
State	6,511	6,511
Total Deferred	$10,235	$10,235

Total Provision	$10,235	$10,235

Schedule of statutory federal income tax rate
	2021		2020
	Tax	Percentage	Tax	Percentage
Income Taxes At Statutory Federal Income Tax Rate	$(2,202,256)	21.00%	$(2,517,221)	21.00%
State Taxes, Net Of Federal Income Tax Benefit	6,511	(0.06)	6,511	(0.05)
Meals & Entertainment	-	0.00	261	0.00)
Penalties and Fines	-	0.00	-	0.00
Return to Provision Adjustment - Permanent Items	-	0.00	-	0.00
Deferred Only Adjustment	-	0.00	(228,539)	1.91
Change in Valuation Allowance	1,838,803	(17.53)	200,791	(1.68)
Section 280E Expense Disallowance	367,177	(3.50)	2,548,431	(21.26)
Other	-	0.00	-	0.00
Effective tax	$10,235	(0.10)%	$10,235	(0.09)%

Schedule of deferred tax assets and liabilities
Deferred Tax Assets (Liabilities):	2021	2020
Stock Compensation	$(7,335)	$62,606
Stock Compensation - Options	259,057	-
Accrued Salary	44,384	-
Trademark/Trade Name	(8,033)	(4,765)
Developed Manufacturing Process - Extraction	(53,747)	(31,884)
Customer Relationships	1,947	1,158
Patent	3,589	-
In-Process Research & Development - CryoCann	(26,376)	-
Goodwill - CMI	179,892	168,688
In-Process Research & Development - CMI	98,135	105,985
Goodwill - CryoCann	3,490	-
NOL - Federal Pre-2018	43,367	43,367
NOL - Federal Post-2017	2,097,542	377,529
NOL - State	608,703	294,183
Deferred Tax Assets (Liabilities)	$3,244,615	$1,016,867

Valuation Allowance	(3,269,776)	(1,031,792)

Net Deferred Tax Assets (Liabilities)	$(25,160)	$(14,926)